Annual Total Returns (Vanguard Target Retirement 2040 Fund - Investor Shares Participant) (Vanguard Target Retirement 2040 Fund, Vanguard Target Retirement 2040 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2013
Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Annual Total Return
2013	24.37%
2012	15.56%
2011	(2.55%)
2010	15.17%
2009	28.32%
2008	(34.53%)
2007	7.48%